EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
EARNINGS PER SHARE
EARNINGS PER SHARE

12. EARNINGS PER SHARE

The calculation of earnings per share is as follows:

	Year ended December 31,
	2022	2023	2024
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic	$1,819,801	$429,545	$(345,215)
Diluted earnings from the subsidiary	(15,432)	(237)	—
Net income attributable to Daqo New Energy Corp. ordinary shareholders—diluted	$1,804,369	$429,308	$(345,215)
Denominator used in diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	379,365,310	373,586,004	330,800,038
Plus: Dilutive effects of share options	885,140	88,479	—
Dilutive effects of RSUs	6,209,391	1,143,193	—
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	386,459,841	374,817,676	330,800,038

Basic earnings per share	$4.80	$1.15	$(1.04)

Diluted earnings per share	$4.67	$1.15	$(1.04)

Diluted earnings per share does not include the following instruments as their inclusion would be antidilutive:

	Year ended December 31,
	2022	2023	2024
Non-vested Restricted-Share-Units	9,056,071	11,406,944	4,571,052
Subsidiary’s Share Incentive Plan	461,041	799,366	—
Total	9,517,112	12,206,310	4,571,052